ACQUISITION AND DISPOSITIONS - ASSETS HELD FOR SALE (Details) CAD in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
ASSETS HELD FOR SALE
Assets held for sale				CAD 278
Assets of Ozark Pipeline | Liquids Pipelines
ASSETS HELD FOR SALE
Assets held for sale			$ 207	CAD 278
Assets of Ozark Pipeline | Liquids Pipelines | Forecast
ASSETS HELD FOR SALE
Cash proceeds	$ 219	CAD 294
Reimbursable capital costs included in cash proceeds	$ 10	CAD 13